Acquisitions (Schedule of fair value on a recurring basis) (Details) - Fair Value, Inputs, Level 3 [Member] - End 2 End [Member] - Fair Value, Recurring [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Business Acquisition [Line Items]
Fair value as of acquisition date	$ 1,624
Fair value adjustment	(624)
Fair value at the end of the period	$ 1,000